Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 448,773	$ 490,986
Cost of sales	(335,510)	(336,980)
Income from mine operations	113,263	154,006
General and administrative expenses	(20,307)	(22,091)
Exploration, evaluation and reclamation expenses	(15,981)	(14,553)
Business acquisition costs	0	(4,757)
Impairment reversal	24,357	0
Operating income	101,332	112,605
Gain on sales of exploration and evaluation assets	0	6,522
Interest earned and other finance income	6,130	1,766
Interest expense and other finance expenses	(34,870)	(25,968)
Other expenses	(3,067)	(5,810)
Foreign exchange gain (loss)	5,062	(8,130)
Income before tax	74,587	80,985
Income tax expense	(3,121)	(16,028)
Net income	71,466	64,957
Attributable to:
Equity holders of SSR Mining	69,316	64,957
Non-controlling interest	$ 2,150	$ 0
Net income per share attributable to equity holders of SSR Mining
Basic (usd per share)	$ 0.58	$ 0.63
Diluted (usd per share)	$ 0.57	$ 0.62